Insurance technical provisions and pension plans (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Technical Provisions By Aggregated Products [Abstract]
Insurance - Vehicle, Elementary Lines, Life and Health		R$ 26,875,158	R$ 24,855,539
Insurance and Pensions - Life with Survival Coverage (VGBL)		166,104,340	158,746,205
Pensions - PGBL and Traditional Plans		49,527,947	47,623,322
Pensions - Risk Traditional Plans		9,070,842	7,864,524
Total	[1]	R$ 251,578,287	R$ 239,089,590

[1]	Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;